Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001846084
Document Type	8-K/A
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	GLOBAL CROSSING AIRLINES GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-56409
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33166
City Area Code	(786)
Local Phone Number	751-8503
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A to the Form 8-K filed on August 2, 2023, is being filed for the purpose of filing and describing (1) the Third Supplement to the Indenture (Exhibit 4.3) (2) the Subscription Agreement (Exhibit 10.4) and (3) Press Release (Exhibit 99.2).